Intangible Assets (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended			24 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Feb. 29, 2016
Indefinite-Lived Intangible Assets [Line Items]
Acquisition charges					$ 1,450,000	$ 300,000
Finite lived intangible assets	$ 273,312				291,533	364,417		$ 364,417
Amortization of intangible assets	18,221	$ 18,221			425,000
Intangible assets	273,312	$ 291,533
Operating Lease, Right-of-Use Asset	603,918				643,977	797,311		797,311	$ 870,406
Rights consisting cash	3,737,259				1,931,068	11,754,558		11,754,558
Stock Issued During Period, Value, New Issues	3,450,675					28,318,314
Impairment of intangible assets					1,450,000	300,000
Intellectual property					0	375,000		375,000
[custom:ClinicalResearchAgreement-0]					1,500,000
[custom:AmountOfClinicalResearchAgreement-0]					3,000,000
Clinical research amount paid					1,500,000
Budget of clinical research agreement					3,000,000
Clinical research agreement, cost					0
Intellectual Property [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	$ 0				0
Terminated License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets					375,000	300,000
Clinical Reserach Agreement [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets					1,075,000
Two Licensing Agreement [Member]
Indefinite-Lived Intangible Assets [Line Items]
Operating Lease, Right-of-Use Asset						675,000		675,000
Rights consisting cash						150,000		150,000
Stock Issued During Period, Value, New Issues						$ 525,000
Operating lease right-of-use asset								675,000
Shares issued for acquisition of rights						525,000
Two Licensing Agreement [Member] | 2021 Earnings [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets					300,000
Two Licensing Agreement [Member] | 2022 Earnings [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets					375,000
Clinical Research Agreement [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets					1,075,000
Intellectual property					0
SRM Entertainment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization of intangible assets					72,884	$ 72,883
Intangible assets					$ 291,533	$ 364,417		$ 364,417
Non Compete [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible assets					2 years
Magical Beasts [Member]
Indefinite-Lived Intangible Assets [Line Items]
Acquisition charges							$ 308,690
Addtional charges							731,628
Finite lived intangible assets							$ 122,501
Adjustment for amortization			$ 96,654	$ 25,847